    March 13, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds
Post-Effective Amendment No. 152 under the Securities Act of 1933 and Amendment No. 154 under Investment Company Act of 1940
File Nos. 033-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 152 to its Registration Statement on Form N-1A (Amendment No. 154 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of adding a new class of shares to an existing series of the Trust, the ASTON/Montag & Caldwell Mid Cap Growth Fund (the “Fund”). We intend for this Amendment to become effective 60 days after filing.

If you have any questions or comments concerning this filing, please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697.

Very truly yours, /s/ Jacob C. Tiedt Jacob C. Tiedt

JCT/na

Enclosure